Inventory (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory

The Company’s inventory components as of December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Total gross inventory, finished goods	$528,000	$634,000
Less: inventory reserve	(49,000)	(43,000)
Total inventory	$479,000	$591,000